CREDIT FACILITY AND LONG-TERM DEBT (Debt Maturities) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Long-term Debt, Fiscal Year Maturity [Abstract]
2016		$ 17,252
2017		77,164
2018		4,877
2019		0
2020		669,644
Thereafter		500,000
Long-term Debt	$ 1,820,872	$ 1,268,937